Transactions With Affiliates (Balance Sheet Transactions With Affiliates) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accrued Inter-Company Interest Receivable [Member] | Fixed Maturity AFS Securities [Member]
Related Party Transaction [Line Items]
Assets	$ (138)	$ (145)
Accrued Inter-Company Interest Receivable [Member] | Other Liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	15	4
Ceded Reinsurance Contracts [Member] | Accrued Investment Income [Member]
Related Party Transaction [Line Items]
Assets	13	11
Ceded Reinsurance Contracts [Member] | Reinsurance Recoverables [Member]
Related Party Transaction [Line Items]
Assets	2,156	1,910
Ceded Reinsurance Contracts [Member] | Other Assets [Member]
Related Party Transaction [Line Items]
Assets	1,162	4,499
Ceded Reinsurance Contracts [Member] | Other Liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	2,907	5,631
Ceded Reinsurance Contracts [Member] | Policyholder Account Balances [Member]
Related Party Transaction [Line Items]
Liabilities	(31)	(33)
Cash Management Agreement [Member] | Other Assets [Member]
Related Party Transaction [Line Items]
Assets	124	3,854
Service Agreement [Member] | Other Assets [Member]
Related Party Transaction [Line Items]
Assets	6	64
Service Agreement [Member] | Other Liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	41	35
Assumed Reinsurance Contracts [Member] | Future Contract Benefits [Member]
Related Party Transaction [Line Items]
Liabilities	17	26
Assumed Reinsurance Contracts [Member] | Policyholder Account Balances [Member]
Related Party Transaction [Line Items]
Liabilities	361	364
Accumulated Other Comprehensive Income (Loss) [Member]
Related Party Transaction [Line Items]
Equity	55	183
Inter-Company Debt [Member] | Fixed Maturity AFS Securities [Member]
Related Party Transaction [Line Items]
Assets	1,216	1,474
Inter-Company Debt [Member] | Short-term Debt [Member]
Related Party Transaction [Line Items]
Liabilities	562	1,084
Inter-Company Debt [Member] | Long-term Debt [Member]
Related Party Transaction [Line Items]
Liabilities	$ 2,269	$ 2,334